Deferred Tax	12 Months Ended
Mar. 31, 2023
Deferred Tax

25. Deferred Tax

Unrecognised Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items :

	As at March 31,
Particulars	2022	2023
Deductible temporary differences	364,322	320,667
Tax loss carry forward and unabsorbed depreciation	3,065,233	2,584,488
Total	3,429,555	2,905,155

In the Group, there are few subsidiaries for which no deferred tax assets have been recognised on deductible temporary differences of INR 1,240,552 (March 31, 2022: 1,218,983) and tax losses of INR 7,613,049 (March 31, 2022: 7,836,815) and unabsorbed depreciation of INR 2,335,601 (March 31, 2022: 2,344,538), as it is not probable that taxable profit will be available in near future against which these can be utilized. Tax losses are available as an offset against future taxable profit expiring at various dates through 2031 and unabsorbed depreciation is available indefinitely for offsetting against future taxable profits.

Recognised Deferred Tax Assets and Liabilities

	For the Year Ended March 31,
	2022	2023
Deferred tax assets are attributable to the following -
Property, plant and equipment, intangible assets, and ROU assets	3,596	3,248
Trade and other receivables	2,281	4,046
Employee benefits	3,009	2,118
Unutilised business losses	42	294
Provision for expenses	25	142
Deferred tax asset	8,953	9,848
OCI gratuity	1,043	1,238
Total deferred tax asset (A)	9,996	11,086
Deferred tax liabilities are attributable to the following -
Property, plant and equipment, intangible assets, and ROU assets	(11,513)	(7,150)
Total deferred tax liability (B)	(11,513)	(7,150)

Net deferred tax asset/(liability) (A-B)	(1,517)	3,936

Particulars	Balance as on March, 31 2021	Recognised in profit or loss	Recognised in other comprehensive income	Balance as on March, 31 2022
Property, plant and equipment, intangible assets, and ROU assets	(8,778)	816	-	(7,917)
Trade and other receivables	4,656	(2,375)	-	2,281
Employee benefit	2,531	478	-	3,009
Provision for expenses	1,459	(1,434)	-	25
OCI gratuity	1,117	-	(74)	1,043
Loss available for offsetting against future taxable income	-	42	-	42
Deferred tax assets	985	(2,428)	(74)	(1,517)

Particulars	Balance as on March, 31 2022	Recognised in profit or loss	Recognised in other comprehensive income	Balance as on March, 31 2023
Property, plant and equipment, intangible assets, and ROU assets	(7,917)	4,016	-	(3,902)
Trade and other receivables	2,281	1,765	-	4,046
Employee benefit	3,009	(891)	-	2,118
Provision for expenses	25	117	-	142
OCI gratuity	1,043	-	195	1,238
Loss available for offsetting against future taxable income	42	252	-	294
Deferred tax assets	(1,517)	5,258	195	3,936

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)